S000005535 [Member] Investment Risks - Wilmington International Fund	Apr. 30, 2026
Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Asset Allocation Risk. The sub-advisor’s asset allocation decisions among various component strategies of the Fund may not anticipate market trends successfully. The sub-advisor may make investment allocations among various market segments that do not perform as expected. The sub-advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.

Company Size Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Company Size Risk. The Fund can invest in stocks of companies of all capitalizations. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.

Country or Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Country or Sector Risk. Investments in particular sectors or countries may be more volatile than the overall equity or fixed-income markets. Therefore, if the Fund emphasizes one or more industries, economic sectors or countries, it may be more susceptible to financial, market, political or economic events affecting the particular issuers, industries and countries participating in such sectors than funds that do not emphasize particular industries, sectors or countries.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Depositary Receipts Risk [Member]
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Risk [Text Block]
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Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts. Depositary receipts represent an ownership in an underlying security that is held by the depositary. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illi-

quid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

Emerging Market Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Market Countries Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investing Risk” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited.

Exchange Traded Funds ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Exchange-Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investing Risk. Certain types of risk may be more prevalent in foreign equity markets than in the U.S. equity market. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular in emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses. Additionally, management treatment of shareholders, accounting standards and regulatory practice can vary across markets.

Forward Currency Exchange Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. When used for hedging purposes, forward foreign currency exchange contracts may reduce the risk of a loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Information Risk. When the quantitative analytical tools (“Tools”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not produce the desired results and the Fund may realize losses.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. There is a risk that the value of the Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, trade disputes, changes in trade regulation or economic sanctions, elevated levels of government debt, internal unrest and discord, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Preferred Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Preferred Stocks Risk. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Style Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Style/Multi-Manager Risk. The Fund maintains a style blend. However, it may underperform when markets favor one style over a prolonged time period. The investment styles employed by sub-advisors may not be complementary. The multi- manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.